Consolidated Statements of Operations - Advanced Interactive Gaming, Inc. [Member] - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Revenue - royalties	$ 334,394	$ 249,221
Operating expenses:
General, administrative and selling	332,640	322,663
Research and development	208,116	605,868
Amortization	625,000	1,333,333
Impairment of royalty contract		375,000
Total operating expenses	1,165,756	2,636,864
Loss before other expense	(831,362)	(2,387,643)
Other expense
Interest expense, related party	182,271	152,422
Other expense	7,517	5,995
Total other expense	189,788	158,417
Net loss	$ (1,021,150)	$ (2,546,060)
Loss per share, basic and fully diluted	$ (0.04)	$ (0.09)
Weighted average number of shares outstanding - Basic and fully diluted	27,463,575	27,640,000